Income Taxes Income Taxes - Valuation Allowances (Details 5) - USD ($) $ in Millions	12 Months Ended
	Sep. 01, 2016	Sep. 03, 2015
Valuation Allowance [Line Items]
Valuation allowance	$ 2,107	$ 2,051
Changes in valuation allowance	56
Valuation Allowance, Operating Loss Carryforwards | U.S.
Valuation Allowance [Line Items]
Valuation allowance	1,160
Valuation Allowance, Operating Loss Carryforwards | Japan
Valuation Allowance [Line Items]
Valuation allowance	765
Net operating loss carryforwards, valuation allowance	2,470
Valuation Allowance, Operating Loss Carryforwards | Other foreign subsidiaries member
Valuation Allowance [Line Items]
Valuation allowance	$ 177